Derivatives - Offsetting Assets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Offsetting Assets [Line Items]
Derivative assets, after netting	$ 37,900	$ 36,900
Other gross derivative assets	12,100	15,800
Derivative assets	49,990	52,682
Less: Financial instruments collateral	(13,900)	(13,300)
Total net derivative assets	36,100	39,400
Over-the-counter
Offsetting Assets [Line Items]
Total gross derivative assets, before netting	461,000	580,100
Less: Legally enforceable master netting agreements and cash collateral received	(426,600)	(545,700)
Exchange-traded
Offsetting Assets [Line Items]
Total gross derivative assets, before netting	11,800	12,000
Less: Legally enforceable master netting agreements and cash collateral received	(8,700)	(9,800)
Over-the-counter cleared
Offsetting Assets [Line Items]
Total gross derivative assets, before netting	203,700	372,800
Less: Legally enforceable master netting agreements and cash collateral received	(203,300)	(372,500)
Interest rate contracts | Over-the-counter
Offsetting Assets [Line Items]
Total gross derivative assets, before netting	309,300	386,600
Interest rate contracts | Exchange-traded
Offsetting Assets [Line Items]
Total gross derivative assets, before netting	0	100
Interest rate contracts | Over-the-counter cleared
Offsetting Assets [Line Items]
Total gross derivative assets, before netting	197,000	365,700
Foreign exchange risk | Over-the-counter
Offsetting Assets [Line Items]
Total gross derivative assets, before netting	103,200	133,000
Foreign exchange risk | Over-the-counter cleared
Offsetting Assets [Line Items]
Total gross derivative assets, before netting	100	0
Equity contracts | Over-the-counter
Offsetting Assets [Line Items]
Total gross derivative assets, before netting	16,600	19,500
Equity contracts | Exchange-traded
Offsetting Assets [Line Items]
Total gross derivative assets, before netting	10,000	8,600
Commodity contracts | Over-the-counter
Offsetting Assets [Line Items]
Total gross derivative assets, before netting	7,300	10,200
Commodity contracts | Exchange-traded
Offsetting Assets [Line Items]
Total gross derivative assets, before netting	1,800	3,300
Commodity contracts | Over-the-counter cleared
Offsetting Assets [Line Items]
Total gross derivative assets, before netting	100	100
Credit derivatives
Offsetting Assets [Line Items]
Total gross derivative assets, before netting	24
Credit derivatives | Over-the-counter
Offsetting Assets [Line Items]
Total gross derivative assets, before netting	24,600	30,800
Credit derivatives | Over-the-counter cleared
Offsetting Assets [Line Items]
Total gross derivative assets, before netting	$ 6,500	$ 7,000